DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jan. 31, 2020
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All intercompany transactions have been eliminated in  consolidation.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses recognized during the reported period. Actual results could differ from those estimates.

Reclassifications

Reclassifications

Certain prior year amounts have been reclassified to conform to the current year presentation. Accounts receivable have been included in prepaid expenses and other current assets in the consolidated balance sheets. The amount for the prior period has been reclassified to be consistent with the current year presentation and has no impact on previously reported total assets, total stockholders’ equity (deficit) or net loss.

Reverse Stock Split

Reverse Stock Split

On April 25, 2019, the Company effected a 1-for-25 reverse stock split of its common stock. As a result of the reverse stock split, every twenty-five shares of the Company’s pre-reverse split outstanding common stock was combined and reclassified into one share of common stock. Par value per share remained unchanged at $0.001 per share.  Proportionate voting rights and other rights of common stockholders were not affected by the reverse stock split. No fractional shares were issued in connection with the reverse stock split; stockholders who would otherwise hold a fractional share of common stock received cash in an amount equal to the product obtained by multiplying (i) the closing  price of the Company’s common stock on the last trading day prior to the effective date of the reverse stock split, by (ii) the number of shares of the Company’s common stock held by the stockholder that would otherwise have been exchanged for the fractional share interest. All stock options and warrants outstanding and common stock reserved for issuance under the Company’s equity incentive plans immediately prior to the reverse stock split were adjusted by dividing the number of affected shares of common stock by 25 and, as applicable, multiplying the exercise price by 25, as a result of the reverse stock split. All of the share numbers, share prices and exercise prices have been adjusted on a retroactive basis as if such 1-for-25 reverse stock split occurred on the first day of the first period presented. Certain amounts in the notes to the financial statements may be slightly different than previously reported due to rounding of fractional shares as a result of the reverse stock split.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Carrying amounts of certain of the Company’s financial instruments, including cash and cash equivalents, prepaid and other current assets, accounts payable, accrued expenses, notes payable and other liabilities approximate fair value due to their short maturities.

Property and Equipment, net

Property and Equipment, net

Property and equipment is stated at cost less accumulated depreciation. Depreciation is recognized using the straight-line method. Repairs and maintenance costs are expensed as incurred.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset might not be recoverable. When such an event occurs, management determines whether there has been an impairment by comparing the anticipated undiscounted future net cash flows to the related asset’s carrying value. If an asset is considered impaired, the asset is written down to fair value, which is determined based either on discounted cash flows or appraised value, depending on the nature of the asset. For the year ended January 31, 2020, the Company recorded an impairment loss of approximately $78,000 on property and equipment, net as result of the closure of the office and laboratory space in San Jose, California. The Company did not identify any impairment losses for the year ended January 31, 2019.

Warrant Liability

Warrant Liability

The Company accounts for certain of its warrants as derivative liabilities based on provisions relating to cash settlement options. The Company recorded a liability for the fair value of the warrants at the time of issuance, and at each reporting date the warrants are revalued to the instrument’s fair value. The fair value of the warrants are estimated using the Black-Scholes pricing model. This liability is subject to fair value re-measurement until the warrants are exercised or expired, and any change in fair value is recognized as other income or expense in the consolidated statements of operations and comprehensive loss.

Common Stock Liability

Common Stock Liability

In January 2020, the Company entered into an exchange agreement with certain warrant holders, in which approximately 2.3 million warrants to purchase shares of common stock will be exchanged for 850,000 shares of common stock. As of January 31, 2020, the common stock liability included the value of common stock to be issued in the exchange. The value of these shares was approximately $383,000 as of January 31, 2020 and is included in accrued expenses and other on the consolidated balance sheets.

Revenue Recognition

Revenue Recognition

Revenue is related to the iodine dietary supplement, VI2OLET, which was divested in November 2018. Effective February 1, 2018, the Company adopted Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 606, Revenue from Contracts with Customers (ASC 606), using the modified retrospective transition method. The cumulative effect of the initial application of ASC 606 of approximately $2,000 was recognized as an adjustment to accumulated deficit and a decrease to deferred revenue as of February 1, 2018. The adoption of ASC 606 did not have a material impact on the Company’s consolidated balance sheets, or statements of operations and comprehensive loss and cash flows for the year ended January 31, 2019.

Cost of Good Sold

Cost of Good Sold

Cost of goods sold is related to the iodine dietary supplement, VI2OLET, which was divested in November 2018. Cost of good sold includes direct costs related to the sale of VI2OLET, write-downs of excess and obsolete inventories and amortization of intangible assets.

Research and Development Expenses

Research and Development Expenses

Research and development expenses are expensed as incurred and consist primarily of personnel costs, including salaries, benefits and stock-based compensation, clinical studies performed by contract research organizations, product development, consulting, materials, supplies, and facilities and other overhead allocations.

Income Taxes

Income Taxes

The Company accounts for income taxes using the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Valuation allowances are established to reduce deferred tax assets when management estimates, based on available objective evidence, that it is more-likely-than-not that the benefit will not be realized for the deferred tax assets.

The Company’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense. No interest expense was recognized during the periods presented.

Stock-Based Compensation

Stock-Based Compensation

The Company recognizes stock-based compensation for equity awards on a straight-line basis over their vesting periods based on the grant date fair value. The Company estimates the fair value of stock options granted using the Black-Scholes pricing model. This model also requires subjective assumptions, including future stock price volatility and expected time to exercise, which greatly affect the calculated values. Equity instruments issued to non-employees are recorded at their fair value on the measurement date and are subject to periodic adjustment as the underlying equity instruments vest.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss is the change in equity of an enterprise, except those resulting from stockholder transactions. Accordingly, comprehensive loss includes certain changes in equity that are excluded from net loss. For the years ended January 31, 2020 and 2019, the Company’s comprehensive loss is equal to its net loss. There were no components of other comprehensive loss for any of the periods presented.

Net Loss per Share

Net Loss Per Share

Basic net loss per share attributable to common stockholders is calculated based on the weighted average number of shares of the Company’s common stock outstanding during the period. The weighted average shares outstanding for the years ended January 31, 2020 and 2019 exclude 7,733 shares of unvested restricted common stock. Diluted net loss per share attributable to common stockholders is calculated based on the weighted average number of shares of the Company’s common stock outstanding and other dilutive securities outstanding during the period.

As of January 31, 2020 and 2019, approximately 8,421,000 and 7,308,000, potentially dilutive securities, respectively, were excluded from the computation of diluted loss per share because their effect on net loss per share would be anti-dilutive.